Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of Company's stock option activity

				Weighted average			Weighted average			Aggregate
	Number of shares			exercise price			Contractual Term			Intrinsic Value
	December 31			December 31			(in years)			($000)
	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Outstanding, beginning of year	100,361	131,366	242,304	$21.56	$22.32	$21.95
Granted	0	0	0	0.00	0.00	0.00
Exercised	0	0	0	0.00	0.00	0.00
Forfeited or expired	(37,616)	(31,005)	(110,938)	21.65	24.76	21.51
Outstanding, end of year	62,745	100,361	131,366	$21.50	$21.56	$22.32	1.41	1.93	2.51	$0.00	$0.00	$0.00
Exercisable, end of year	55,262	88,586	115,663	$22.25	$21.95	$22.58	1.24	1.75	2.30	$0.00	$0.00	$0.00